Leasing (Details) - Schedule of Lease Expenses - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease cost
Amortization of right-of-use assets	$ 110,229	$ 78,572
Interest of operating lease liabilities	12,921	23,728
Total lease cost	$ 123,150	$ 102,300